S000060155 [Member] Investment Objectives and Goals - Alternative Strategies Fund	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Alternative Strategies Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Long term growth of capital.